September 14, 2007

VIA EDGAR

The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:                  Nationwide Life and Annuity Insurance Company
Registration of Flexible Premium Variable Universal Life Insurance Policies
on Form N-6 Offered through
Nationwide VL Separate Account – G

Ladies and Gentlemen:

On behalf of Nationwide Life and Annuity Insurance Company (“Nationwide”) and its Nationwide VL Separate Account – G (the “Variable Account”) we are filing an original registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Flexible Premium Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

Per our discussion and your direction, the following information is included to aid in your review. The attached registration statement closely follows recently filed and effective registration statement #333-140608, Pre-Effective Amendment #1, filed on July 17, 2007. In addition, where possible, I have included pertinent language taken from our work involving pending registration statement #333-137202.

The following is a list of items included in registration statement #333-140608 that have been removed from the attached registration statement:

•	The Long-term Fixed Account
•	Nationwide Allocation Architecture (NAA)
•	Non-Guaranteed Persistency Credit
•	Compensation language specific to the proprietary distributor attributed to registration statement #333-14068
•	Wealth Guard Rider

The attached registration statement includes a significant number of policy riders, some of which were included in registration statement #333-140608, many of which were not included. The following riders were included in registration statement #333-140608.

•	Overloan Lapse Protection Rider (formerly titled the Policy Guard Rider)
•	The Long-Term Care Rider
•	Premium Waiver Rider
•	Additional Term Insurance Rider (formerly titled the Additional Protection Rider)

The following is a list of riders included in this registration statement that were not included in registration statement #333-140608. For your convenience, they were previously filed with registration statement #333-117998. See Post-Effective Amendment #12, filed April 19, 2007.

•	Waiver of Monthly Deductions Rider (formerly titled the Deduction (of fees and expenses) Waiver Rider)
•	Change of Insured Rider
•	Accidental Death Benefit Rider
•	Children’s Insurance Rider
•	Spouse Life Insurance Rider

Finally, there are two riders of first impression included in this registration. They include:

•	Extended Death Benefit Guarantee Rider, and
•	Accelerated Death Benefit Rider.

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 249-9527.

Sincerely,

Stephen F. Ayers
Variable Products Security Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny